21. Income tax and social contribution (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax And Social Contribution
At the beginning of the period	R$ (374)	R$ (269)	R$ (144)
Adjustment related to IFRS 16	149	174	197
Restated opening balance	225	95	53
Credit (expense) for the year - Continuing operations	(176)	(66)	(91)
Expenses in the year - Discontinued operations	(122)	(87)	(1)
IR on discontinued operations	314	61
Income tax related to OCI - Continuing operations	1	(1)	1
Income tax related to OCI - Discontinued operations		3	1
Special program on tax settlements - PERT - Discontinued operations - use of tax loss	(2)	(2)	(89)
Acquisition of companies	(747)
Exchange rate changes	(18)
Assets held for sale and discontinued operations	122	84	31
Others	(5)
At the end of the period	R$ (858)	R$ (225)	R$ (95)